Inventories	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Inventories
7.	Inventories
Inventories are comprised of the following:

	Yen in millions
	March 31
	2023	2024
Finished products	1,028,614	1,028,359
Work in process	244,140	314,020
Raw materials, purchased components and supplies	195,288	176,265

Inventories	1,468,042	1,518,644

For the fiscal years ended March 31, 2022, 2023 and 2024 the write-downs of inventories were 80,546 million yen, 110,901 million yen and 117,633 million yen, respectively.
For the fiscal years ended March 31, 2022, 2023 and 2024 the amounts of inventories expensed and included in cost of sales were 2,495,769 million yen, 3,317,553 million yen, and 3,635,969 million yen, respectively. Included within these amounts for the fiscal years ended March 31, 2022, 2023 and 2024 were employee benefits expenses of 282,765 million yen, 238,133 million yen and 307,041 million yen, respectively, and depreciation and amortization expenses of 201,860 million yen, 189,230 million yen and 287,798 million yen, respectively. Other cost of sales mainly consists of material costs, subcontractor costs and other professional service fees.